Label	Element	Value
PD Emerging Markets Index Portfolio | PD Emerging Markets Index Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	PD Emerging Markets Index Portfolio
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

PD Emerging Markets Index Portfolio – In the Principal Investment Strategies subsection, the following is added after the first sentence of the second paragraph:

The Fund will generally hold these securities in approximately the same proportions as their weightings in the index.

Also in the Principal Investment Strategies subsection, the following is added after the first sentence of the fifth paragraph:

The Fund may become non-diversified, as defined under the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.

Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

SUPPLEMENT DATED MAY 29, 2026

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2026

FOR CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2026 for Class P Shares (the “Prospectus”) and must be preceded or accompanied by the Prospectus. The changes within this supplement are as of the date of this supplement. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

This supplement applies only to the PD Emerging Markets Index Portfolio and the PD International Large-Cap Index Portfolio (each a “Fund”). Shareholder approval will not be sought if a Fund crosses from diversified to non-diversified under the circumstances discussed below.

PD Emerging Markets Index Portfolio | PD Emerging Markets Index Portfolio | Risk Nondiversified Status [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Non-Diversification Risk: In order to track the composition of the index for which it seeks corresponding investment results, the Fund may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. As a result, the Fund may become non-diversified under the 1940 Act. This increases the risk that the Fund will have greater price swings over shorter periods of time because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Fund than a diversified fund with more investments.